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                 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                   SUPPLEMENT
                        TO PROSPECTUS DATED MAY 1, 1998

                             THE INHEIRITAGE ACCOUNT
                         (SELECT INHEIRITAGE PROSPECTUS)
         THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED OCTOBER 30, 1998

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                        New York Replacement Regulations

The state of New York recently amended its regulations concerning the purchase of a new life insurance policy or annuity contract to replace an existing policy or contract (a "replacement"). If you purchase a Policy in New York as a replacement, you may return the Policy within 60 days after receiving it by mailing or delivering it to the Principal Office or to an agent of the Company. If you return the Policy, the Policy will be considered void from the beginning. You will receive a refund equal to the surrender value of the Policy plus all fees and charges.

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                                       Supplement dated November 11, 1998